Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Due from affiliates, net	$ 1,998	$ 1,509